Filed Pursuant to Rule 497(e)
1933 Act File No. 333-62298
1940 Act File No. 811-10401

GENEVA ADVISORS ALL CAP GROWTH FUND
GENEVA ADVISORS EQUITY INCOME FUND
GENEVA ADVISORS INTERNATIONAL GROWTH FUND
GENEVA ADVISORS SMALL CAP OPPORTUNITIES FUND
GENEVA ADVISORS EMERGING MARKETS FUND

February 11, 2016

EXPLANATORY NOTE

On behalf of Geneva Advisors All Cap Growth Fund, Geneva Advisors Equity Income Fund, Geneva Advisors International Growth Fund, Geneva Advisors Small Cap Opportunities Fund and Geneva Advisors Emerging Markets Fund (each, a “Fund,” and collectively, the “Funds”), each a series of Trust for Professional Managers (the “Trust”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “Securities Act”), the purpose of this filing is to submit an interactive data file in the manner provided by Rule 405 of Regulation S-T and General Instruction C.3.(g) of Form N-1A.  The interactive data file included as an exhibit to this filing relates to the Supplement filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(e) under the Securities Act on January 28, 2016; such form of Supplement (Accession Number 0000894189-16-007205) is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE